Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
While we do not have a formal written policy in place with regard to the timing of awards of options in relation to the disclosure of material nonpublic information, our practice is to not grant any such awards at a time when we are in possession of material nonpublic information and we generally do not grant stock options or similar awards (i) during trading blackout periods established under our Trading Policy or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. In addition, we do not time the disclosure of material nonpublic for the purpose of affecting the value of executive compensation.

Award Timing Method
While we do not have a formal written policy in place with regard to the timing of awards of options in relation to the disclosure of material nonpublic information, our practice is to not grant any such awards at a time when we are in possession of material nonpublic information and we generally do not grant stock options or similar awards (i) during trading blackout periods established under our Trading Policy or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. In addition, we do not time the disclosure of material nonpublic for the purpose of affecting the value of executive compensation.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered
While we do not have a formal written policy in place with regard to the timing of awards of options in relation to the disclosure of material nonpublic information, our practice is to not grant any such awards at a time when we are in possession of material nonpublic information and we generally do not grant stock options or similar awards (i) during trading blackout periods established under our Trading Policy or (ii) at any time during the four business days prior to or the one business day following the filing of our periodic reports or the filing or furnishing of a Form 8-K that discloses material nonpublic information. In addition, we do not time the disclosure of material nonpublic for the purpose of affecting the value of executive compensation.

MNPI Disclosure Timed for Compensation Value	false